UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Christopher M. Graff

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Name and address of agent for service)

(800) 462-2392

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

RMB Fund
Class A | RMBHX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.26%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,436,175	Portfolio Turnover	41%
Number of Holdings	40	30-Day SEC Yield (Class-Specific)	-0.07%
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	12.0%
Alphabet, Inc. - Class A	7.1%
Amazon.com, Inc.	6.3%
NVIDIA Corp.	5.8%
Apple, Inc.	4.2%
Visa, Inc. - Class A	4.0%
AMETEK, Inc.	3.5%
First American Government Obligations Fund - Class X	3.1%
Booking Holdings, Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Top Industries (%)

Software
22.4%
Semiconductors & Semiconductor Equipment
9.1%
Interactive Media & Services
8.9%
Broadline Retail
6.3%
Banks
4.7%
Electrical Equipment
4.6%
Capital Markets
4.4%
Technology Hardware Storage & Peripherals
4.2%
Financial Services
4.0%
Other Industries & Cash
31.4%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
RMB Fund	PAGE 1	TSR-SAR-74968B605

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B605

RMB Fund
Class C | RMBJX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$101	2.01%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,436,175	Portfolio Turnover	41%
Number of Holdings	40	30-Day SEC Yield (Class-Specific)	-0.79%
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	12.0%
Alphabet, Inc. - Class A	7.1%
Amazon.com, Inc.	6.3%
NVIDIA Corp.	5.8%
Apple, Inc.	4.2%
Visa, Inc. - Class A	4.0%
AMETEK, Inc.	3.5%
First American Government Obligations Fund - Class X	3.1%
Booking Holdings, Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
RMB Fund	PAGE 1	TSR-SAR-74968B704

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B704

RMB Fund
Class I | RMBGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	1.01%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,436,175	Portfolio Turnover	41%
Number of Holdings	40	30-Day SEC Yield (Class-Specific)	0.17%
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	12.0%
Alphabet, Inc. - Class A	7.1%
Amazon.com, Inc.	6.3%
NVIDIA Corp.	5.8%
Apple, Inc.	4.2%
Visa, Inc. - Class A	4.0%
AMETEK, Inc.	3.5%
First American Government Obligations Fund - Class X	3.1%
Booking Holdings, Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
RMB Fund	PAGE 1	TSR-SAR-74968B886

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-SAR-74968B886

RMB Mendon Financial Services Fund
Class A | RMBKX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	1.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$206,388,559	Portfolio Turnover	16%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	0.90%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	7.0%
Primis Financial Corp.	5.3%
First Horizon Corp.	5.1%
USCB Financial Holdings, Inc.	4.6%
VersaBank	4.4%
Renasant Corp.	4.4%
Veritex Holdings, Inc.	3.8%
Origin Bancorp, Inc.	3.6%
Abacus Global Management, Inc.	3.3%
Business First Bancshares, Inc.	3.0%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B407

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-SAR-74968B407

RMB Mendon Financial Services Fund
Class C | RMBNX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$102	2.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$206,388,559	Portfolio Turnover	16%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	0.23%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	7.0%
Primis Financial Corp.	5.3%
First Horizon Corp.	5.1%
USCB Financial Holdings, Inc.	4.6%
VersaBank	4.4%
Renasant Corp.	4.4%
Veritex Holdings, Inc.	3.8%
Origin Bancorp, Inc.	3.6%
Abacus Global Management, Inc.	3.3%
Business First Bancshares, Inc.	3.0%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B506

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-SAR-74968B506

RMB Mendon Financial Services Fund
Class I | RMBLX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.11%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$206,388,559	Portfolio Turnover	16%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	1.19%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	7.0%
Primis Financial Corp.	5.3%
First Horizon Corp.	5.1%
USCB Financial Holdings, Inc.	4.6%
VersaBank	4.4%
Renasant Corp.	4.4%
Veritex Holdings, Inc.	3.8%
Origin Bancorp, Inc.	3.6%
Abacus Global Management, Inc.	3.3%
Business First Bancshares, Inc.	3.0%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
RMB Mendon Financial Services Fund	PAGE 1	TSR-SAR-74968B803

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-SAR-74968B803

RMB International Fund
Class I | RMBTX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$255,419,506	Portfolio Turnover	20%
Number of Holdings	45	30-Day SEC Yield (Class-Specific)	1.82%
Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Countries (%)

Top 10 Holdings	(%)
Shell PLC	3.7%
First American Government Obligations Fund - Class X	3.7%
Anheuser-Busch InBev SA/N.V.	3.5%
ASML Holding N.V.	3.5%
Schneider Electric SE	3.4%
ING Groep N.V.	3.4%
BAE Systems PLC	3.3%
AstraZeneca PLC	3.2%
ITOCHU Corp.	3.1%
Novartis AG	3.0%
Top Industries (%)

Banks
12.6%
Pharmaceuticals
6.2%
Electrical Equipment
5.7%
Insurance
5.5%
Chemicals
4.9%
Semiconductors & Semiconductor Equipment
4.5%
Hotels Restaurants & Leisure
4.2%
Oil Gas & Consumable Fuels
3.7%
Capital Markets
3.7%
Other Industries & Cash
49.0%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
RMB International Fund	PAGE 1	TSR-SAR-74968B860

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB International Fund	PAGE 2	TSR-SAR-74968B860

RMB Small Cap Fund
Class I | RMBBX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$124,432,685	Portfolio Turnover	3%
Number of Holdings	48	30-Day SEC Yield (Class-Specific)	0.32%
Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Curtiss-Wright Corp.	5.0%
First American Government Obligations Fund - Class X	4.9%
Stock Yards Bancorp, Inc.	3.7%
Monolithic Power Systems, Inc.	3.5%
Stifel Financial Corp.	3.5%
EastGroup Properties, Inc.	3.4%
Tyler Technologies, Inc.	3.3%
Fair Isaac Corp.	3.3%
Carpenter Technology Corp.	3.2%
TriCo Bancshares	3.2%
Top Industries (%)

Banks
11.7%
Software
10.0%
Equity Real Estate Investment
7.7%
Machinery
7.3%
Oil, Gas & Consumable Fuels
5.3%
Life Sciences Tools & Services
5.2%
Aerospace & Defense
5.0%
Semiconductors & Semiconductor Equipment
4.4%
Capital Markets
3.5%
Other Industries & Cash
39.9%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
RMB Small Cap Fund	PAGE 1	TSR-SAR-74968B837

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB Small Cap Fund	PAGE 2	TSR-SAR-74968B837

RMB SMID Cap Fund
Class I | RMBMX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.81%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$75,645,718	Portfolio Turnover	6%
Number of Holdings	57	30-Day SEC Yield (Class-Specific)	0.24%
Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)1
Top Sectors (%)

Top 10 Holdings	(%)
Monolithic Power Systems, Inc.	4.1%
Pinnacle Financial Partners, Inc.	4.1%
Curtiss-Wright Corp.	3.4%
Fair Isaac Corp.	3.3%
Tyler Technologies, Inc.	3.3%
HEICO Corp.	3.2%
Markel Group, Inc.	3.1%
Watsco, Inc.	3.0%
Webster Financial Corp.	2.8%
Eagle Materials, Inc.	2.7%
Top Industries (%)

Software
9.4%
Aerospace & Defense
8.8%
Banks
8.6%
Life Sciences Tools & Services
6.1%
Oil, Gas & Consumable Fuels
5.9%
Trading Companies & Distributors
5.6%
Insurance
5.4%
Equity Real Estate Investment
5.4%
Semiconductors & Semiconductor Equipment
5.2%
Other Industries & Cash
39.6%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
RMB SMID Cap Fund	PAGE 1	TSR-SAR-74968B811

For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Curi RMB Capital, LLC or your financial intermediary.
RMB SMID Cap Fund	PAGE 2	TSR-SAR-74968B811

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

RMB Investors Trust
RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB Small Cap Fund
RMB SMID Cap Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025

RMB FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.0%
Communication Services — 10.7%
Alphabet, Inc. - Class A	46,073	$8,119,445
Comcast Corp. - Class A	59,400	2,119,986
Meta Platforms, Inc. - Class A	2,749	2,029,009
		12,268,440
Consumer Discretionary — 12.0%
Amazon.com, Inc.(a)	33,000	7,239,870
Booking Holdings, Inc.	573	3,317,234
TJX Cos., Inc. (The)	25,730	3,177,398
		13,734,502
Consumer Staples — 2.0%
Philip Morris International, Inc.	7,062	1,286,202
Target Corp.	10,453	1,031,189
		2,317,391
Energy — 2.0%
EOG Resources, Inc.	19,459	2,327,491
Financials — 16.6%
Chubb Ltd.	4,104	1,189,011
JPMorgan Chase & Co.	11,200	3,246,992
M&T Bank Corp.	11,278	2,187,819
Morgan Stanley	16,006	2,254,605
Progressive Corp. (The)	9,900	2,641,914
S&P Global, Inc.	5,339	2,815,202
Visa, Inc. - Class A	12,945	4,596,122
		18,931,665
Health Care — 6.6%
Cooper Cos., Inc. (The)(a)	29,200	2,077,872
Danaher Corp.	8,000	1,580,320
Eli Lilly & Co.	2,517	1,962,077
Merck & Co., Inc.	13,916	1,101,590
Stryker Corp.	2,009	794,821
		7,516,680
Industrials — 8.0%
AMETEK, Inc.	21,857	3,955,243
Hubbell, Inc.	3,103	1,267,296
IDEX Corp.	6,413	1,125,930
Nordson Corp.	7,800	1,672,086
RTX Corp.	7,554	1,103,035
		9,123,590
Information Technology — 35.7%
Analog Devices, Inc.	9,374	2,231,200
Apple, Inc.	23,630	4,848,167
Broadcom, Inc.	5,582	1,538,678
Crowdstrike Holdings, Inc. - Class A(a)	1,463	745,121
Fair Isaac Corp.(a)	873	1,595,809
Microsoft Corp.	27,674	13,765,324
NVIDIA Corp.	41,933	6,624,995
Palo Alto Networks, Inc.(a)	11,400	2,332,896

	Shares	Value
Salesforce, Inc.	7,000	$1,908,830
Synopsys, Inc.(a)	4,300	2,204,524
Tyler Technologies, Inc.(a)	5,150	3,053,126
		40,848,670
Materials — 1.4%
International Paper Co.	34,886	1,633,711
Real Estate — 2.0%
Federal Realty Investment Trust	23,407	2,223,431
TOTAL COMMON STOCKS (Cost $56,467,353)		110,925,571
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds — 3.1%
First American Government Obligations Fund - Class X, 4.25%(b)	3,570,552	3,570,552
TOTAL SHORT-TERM INVESTMENTS (Cost $3,570,552)		3,570,552
TOTAL INVESTMENTS — 100.1% (Cost $60,037,905)		$114,496,123
Liabilities in Excess of Other Assets — (0.1)%		(59,948)
TOTAL NET ASSETS — 100.0%		$114,436,175

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

1

RMB MENDON FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%
Banks — 93.3%
Amerant Bancorp, Inc.	300,000	$5,469,000
Ameris Bancorp(a)(b)	25,500	1,649,850
Atlantic Union Bankshares Corp.(a)(b)	25,000	782,000
Banc of California, Inc.(a)(b)	400,000	5,620,000
Bank of America Corp.(a)(b)	35,000	1,656,200
Bridgewater Bancshares, Inc.(c)	127,530	2,029,002
Brookline Bancorp, Inc.	225,000	2,373,750
Business First Bancshares, Inc.	250,000	6,162,500
Byline Bancorp, Inc.	125,000	3,341,250
Cadence Bank	75,000	2,398,500
California BanCorp(c)	332,320	5,237,363
Carter Bankshares, Inc.(c)	92,392	1,602,077
ChoiceOne Financial Services, Inc.	50,000	1,435,000
Civista Bancshares, Inc.	204,619	4,747,161
Coastal Financial Corp.(a)(b)(c)	30,000	2,906,100
ConnectOne Bancorp, Inc.	25,000	579,000
Equity Bancshares, Inc. - Class A	353,186	14,409,989
FB Financial Corp.(a)(b)	100,000	4,530,000
Financial Institutions, Inc.	100,000	2,568,000
First Busey Corp.	225,000	5,149,125
First Foundation, Inc.(c)	400,000	2,040,000
First Horizon Corp.	500,000	10,600,000
First Merchants Corp.	100,000	3,830,000
First Western Financial, Inc.(c)	196,656	4,436,560
Firstsun Capital Bancorp(c)	94,640	3,288,740
Flagstar Financial, Inc.(a)(b)	299,802	3,177,901
Flushing Financial Corp.	157,100	1,866,348
HomeStreet, Inc.(c)	200,000	2,614,000
HomeTrust Bancshares, Inc.	46,847	1,752,546
Live Oak Bancshares, Inc.(a)(b)	50,000	1,490,000
Mid Penn Bancorp, Inc.	50,000	1,410,000
MidWestOne Financial Group, Inc.	166,232	4,782,495
NBT Bancorp, Inc.(a)(b)	15,000	623,250
Nicolet Bankshares, Inc.(a)(b)	25,000	3,087,000
Northpointe Bancshares, Inc.	200,090	2,743,234
OceanFirst Financial Corp.	50,000	880,500
Old National Bancorp	150,000	3,201,000
Old Second Bancorp, Inc.	100,000	1,774,000
Origin Bancorp, Inc.	210,000	7,505,400
Primis Financial Corp.	1,002,491	10,877,027
Provident Financial Services, Inc.	250,000	4,382,500
Renasant Corp.	250,000	8,982,500
Shore Bancshares, Inc.	175,164	2,753,578
Southern States Bancshares, Inc.	75,000	2,727,750
USCB Financial Holdings, Inc.	570,636	9,438,320
Veritex Holdings, Inc.(a)(b)	300,000	7,830,000
VersaBank	800,000	9,120,000
WesBanco, Inc.	25,000	790,750
		192,651,266
Insurance — 3.3%
Abacus Global Management, Inc.(c)	1,325,000	6,810,500

	Shares	Value
Mortgage Real Estate Investment Trusts — 0.9%
AGNC Investment Corp.	200,000	$1,838,000
TOTAL COMMON STOCKS (Cost $167,760,711)		201,299,766
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
First American Government Obligations Fund - Class X, 4.25%(d)	3,896,098	3,896,098
TOTAL SHORT-TERM INVESTMENTS (Cost $3,896,098)		3,896,098
TOTAL INVESTMENTS — 99.4% (Cost $171,656,809)		$205,195,864
Other Assets in Excess of Liabilities — 0.6%		1,192,695
TOTAL NET ASSETS — 100.0%		$206,388,559

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Security or partial security segregated as collateral for written options. For the written options, the Fund is required to establish a margin account with the broker. The aggregate market value of collateral posted was $15,689,650.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

2

RMB Mendon Financial Services Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%(a)
Call Options — (0.1)%
Ameris Bancorp, Expiration: 07/18/2025; Exercise Price: $80.00(b)	$(1,000,000)	(125)	$0
Atlantic Union Bankshares Corp., Expiration: 07/18/2025; Exercise Price: $45.00(b)	(1,125,000)	(250)	0
Banc of California, Inc.
Expiration: 07/18/2025; Exercise Price: $17.50(b)	(1,750,000)	(1,000)	0
Expiration: 10/17/2025; Exercise Price: $15.00	(750,000)	(500)	(32,500)
Bank of America Corp., Expiration: 01/16/2026; Exercise Price: $50.00	(1,250,000)	(250)	(62,500)
Coastal Financial Corp., Expiration: 10/17/2025; Exercise Price: $110.00	(1,650,000)	(150)	(52,500)
FB Financial Corp.
Expiration: 07/18/2025; Exercise Price: $65.00(b)	(1,625,000)	(250)	0
Expiration: 07/18/2025; Exercise Price: $60.00(b)	(1,500,000)	(250)	0
Flagstar Financial, Inc.
Expiration: 07/18/2025; Exercise Price: $14.00(b)	(1,400,000)	(1,000)	0
Expiration: 01/16/2026; Exercise Price: $15.00	(1,125,000)	(750)	(16,875)

	Notional Amount	Contracts	Value
Live Oak Bancshares, Inc., Expiration: 09/19/2025; Exercise Price: $45.00(b)	$(1,125,000)	(250)	$0
NBT Bancorp, Inc., Expiration: 08/15/2025; Exercise Price: $50.00(b)	(750,000)	(150)	0
Nicolet Bankshares, Inc., Expiration: 07/18/2025; Exercise Price: $125.00	(2,500,000)	(200)	(70,000)
Veritex Holdings, Inc., Expiration: 07/18/2025; Exercise Price: $35.00(b)	(875,000)	(250)	0
TOTAL WRITTEN OPTIONS (Premiums received $922,829)			$(234,375)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Fair-valued security. (Note 13)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

3

RMB INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1%
Australia — 2.4%
Rio Tinto Ltd.	87,113	$6,166,755
Belgium — 3.5%
Anheuser-Busch InBev SA/N.V.	130,436	8,974,072
Finland — 2.2%
Sampo OYJ - Class A	509,607	5,484,663
France — 14.1%
Accor SA	72,200	3,783,901
Air Liquide SA	29,300	6,041,711
Cie de Saint-Gobain SA	43,080	5,060,848
Elis SA	114,130	3,274,570
L’Oreal SA	9,755	4,178,601
LVMH Moet Hennessy Louis Vuitton SE	9,473	4,957,993
Schneider Electric SE	32,603	8,753,438
		36,051,062
Germany — 6.9%
Bayerische Motoren Werke AG	40,502	3,607,093
E.ON SE	134,759	2,483,028
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,122	6,572,583
Siemens Healthineers AG	90,391	5,018,013
		17,680,717
Hong Kong — 2.1%
AIA Group Ltd.	206,200	1,867,851
Hong Kong Exchanges & Clearing Ltd.	63,400	3,410,069
		5,277,920
Italy — 2.6%
UniCredit SpA	97,611	6,548,095
Japan — 24.2%
FANUC Corp.	140,600	3,816,909
ITOCHU Corp.	152,500	7,985,665
Kansai Electric Power Co., Inc. (The)	378,400	4,487,757
Kao Corp.	108,400	4,856,928
Mitsubishi Electric Corp.	271,900	5,848,290
Mitsubishi UFJ Financial Group, Inc.	461,300	6,289,176
Mitsui Fudosan Co. Ltd.	464,400	4,495,894
Murata Manufacturing Co. Ltd.	329,169	4,865,345
NEC Corp.	196,500	5,732,898
Nintendo Co. Ltd.	33,153	3,183,677
ORIX Corp.	234,048	5,281,686
Toyota Motor Corp.	295,195	5,084,141
		61,928,366

	Shares	Value
Netherlands — 6.9%
ASML Holding N.V.	11,172	$8,952,561
ING Groep N.V.	395,178	8,661,414
		17,613,975
Sweden — 2.0%
Atlas Copco AB - Class A	311,183	5,030,587
Switzerland — 8.2%
Lonza Group AG	6,080	4,348,194
Novartis AG	62,771	7,618,963
Sika AG	23,550	6,407,577
STMicroelectronics N.V.	83,600	2,563,350
		20,938,084
United Kingdom — 21.0%
AstraZeneca PLC	58,846	8,189,524
BAE Systems PLC	327,184	8,491,344
Barclays PLC	1,428,281	6,599,740
British American Tobacco PLC	77,576	3,688,446
Compass Group PLC	207,118	7,015,482
Lloyds Banking Group PLC	3,959,401	4,163,371
London Stock Exchange Group PLC	41,071	6,006,502
Shell PLC	273,673	9,548,300
		53,702,709
TOTAL COMMON STOCKS (Cost $179,805,691)		245,397,005
SHORT-TERM INVESTMENTS — 3.7%
Money Market Funds — 3.7%
First American Government Obligations Fund - Class X, 4.25%(a)	9,480,894	9,480,894
TOTAL SHORT-TERM INVESTMENTS (Cost $9,480,894)		9,480,894
TOTAL INVESTMENTS — 99.8% (Cost $189,286,585)		$254,877,899
Other Assets in Excess of Liabilities — 0.2%		541,607
TOTAL NET ASSETS — 100.0%		$255,419,506

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor”s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

4

RMB SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.0%
Aerospace & Defense — 5.0%
Curtiss-Wright Corp.	12,704	$6,206,539
Automobile Components — 1.6%
Visteon Corp.(a)	21,858	2,039,351
Banks — 11.7%
Seacoast Banking Corp. of Florida	116,653	3,221,956
Stock Yards Bancorp, Inc.	58,517	4,621,673
TriCo Bancshares	98,059	3,970,409
Triumph Financial, Inc.(a)	18,296	1,008,292
Veritex Holdings, Inc.	68,829	1,796,437
		14,618,767
Biotechnology — 3.1%
CareDx, Inc.(a)	39,393	769,739
CRISPR Therapeutics AG(a)	25,868	1,258,220
Veracyte, Inc.(a)	43,875	1,185,941
Viking Therapeutics, Inc.(a)	26,336	697,904
		3,911,804
Building Products — 2.9%
AAON, Inc.	19,591	1,444,836
Trex Co., Inc.(a)	40,082	2,179,659
		3,624,495
Capital Markets — 3.5%
Stifel Financial Corp.	41,675	4,325,032
Construction & Engineering — 0.9%
Valmont Industries, Inc.	3,243	1,059,067
Construction Materials — 3.2%
Eagle Materials, Inc.	19,387	3,918,307
Containers & Packaging — 2.4%
AptarGroup, Inc.	18,775	2,936,973
Distributors — 2.4%
Pool Corp.	10,438	3,042,468
Diversified Consumer Services — 0.7%
Duolingo, Inc.(a)	2,092	857,762
Electronic Equipment, Instruments & Components — 2.7%
Badger Meter, Inc.	13,911	3,407,499
Equity Real Estate Investment — 7.7%
EastGroup Properties, Inc.	25,534	4,267,242
Essential Properties Realty Trust, Inc.	102,700	3,277,157
PotlatchDeltic Corp.	51,932	1,992,631
		9,537,030
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	8,822	1,060,581

	Shares	Value
Health Care Equipment & Supplies — 2.1%
Merit Medical Systems, Inc.(a)	19,787	$1,849,689
Omnicell, Inc.(a)	24,292	714,185
		2,563,874
Health Care Providers & Services — 0.9%
CorVel Corp.(a)	11,418	1,173,542
Hotels, Restaurants & Leisure — 1.2%
Texas Roadhouse, Inc.	7,966	1,492,908
Household Durables — 0.5%
Installed Building Products, Inc.	3,653	658,709
Insurance — 2.4%
American Financial Group, Inc.	23,841	3,008,973
Life Sciences Tools & Services — 5.2%
BioLife Solutions, Inc.(a)	73,000	1,572,420
Repligen Corp.(a)	18,798	2,338,095
West Pharmaceutical Services, Inc.	11,579	2,533,485
		6,444,000
Machinery — 7.3%
ITT, Inc.	14,839	2,327,200
Kadant, Inc.	11,325	3,595,121
RBC Bearings, Inc.(a)	8,086	3,111,493
		9,033,814
Metals & Mining — 3.2%
Carpenter Technology Corp.	14,423	3,986,229
Oil, Gas & Consumable Fuels — 5.3%
Matador Resources Co.	54,981	2,623,693
Range Resources Corp.	97,528	3,966,464
		6,590,157
Semiconductors & Semiconductor Equipment — 4.4%
MKS, Inc.	11,386	1,131,313
Monolithic Power Systems, Inc.	5,949	4,350,980
		5,482,293
Software — 10.0%
Clearwater Analytics Holdings, Inc. - Class A(a)	50,551	1,108,583
Fair Isaac Corp.(a)	2,230	4,076,351
Q2 Holdings, Inc.(a)	34,185	3,199,374
Tyler Technologies, Inc.(a)	6,897	4,088,818
		12,473,126
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	24,341	1,486,748

The accompanying notes are an integral part of these financial statements.

5

RMB SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	14,014	$3,257,554
TOTAL COMMON STOCKS (Cost $65,973,878)		118,197,602
SHORT-TERM INVESTMENTS — 4.9%
Money Market Funds — 4.9%
First American Government Obligations Fund - Class X, 4.25%(b)	6,089,071	6,089,071
TOTAL SHORT-TERM INVESTMENTS (Cost $6,089,071)		6,089,071
TOTAL INVESTMENTS — 99.9% (Cost $72,062,949)		$124,286,673
Other Assets in Excess of Liabilities — 0.1%		146,012
TOTAL NET ASSETS — 100.0%		$124,432,685

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

6

RMB SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace & Defense — 8.8%
BWX Technologies, Inc.	11,198	$1,613,184
Curtiss-Wright Corp.	5,340	2,608,857
HEICO Corp.	7,432	2,437,696
		6,659,737
Automobile Components — 1.2%
Visteon Corp.(a)	10,129	945,036
Banks — 8.6%
Pinnacle Financial Partners, Inc.	27,791	3,068,404
Stock Yards Bancorp, Inc.	16,281	1,285,874
Webster Financial Corp.	38,762	2,116,405
		6,470,683
Biotechnology — 1.9%
CRISPR Therapeutics AG(a)	13,499	656,591
Exact Sciences Corp.(a)	7,118	378,251
Viking Therapeutics, Inc.(a)	16,124	427,286
		1,462,128
Building Products — 3.7%
AAON, Inc.	9,827	724,742
Carlisle Cos., Inc.	3,878	1,448,045
Trex Co., Inc.(a)	12,045	655,007
		2,827,794
Capital Markets — 2.1%
Stifel Financial Corp.	15,172	1,574,550
Chemicals — 1.2%
RPM International, Inc.	8,358	918,043
Commercial Services & Supplies — 2.6%
Copart, Inc.(a)	40,235	1,974,331
Construction Materials — 2.7%
Eagle Materials, Inc.	9,963	2,013,622
Consumer Staples Distribution & Retail — 4.0%
BJ’s Wholesale Club Holdings, Inc.(a)	12,370	1,333,857
Casey’s General Stores, Inc.	3,266	1,666,542
		3,000,399
Distributors — 0.9%
Pool Corp.	2,422	705,965
Diversified Consumer Services — 1.9%
Adtalem Global Education, Inc.(a)	5,971	759,690
Duolingo, Inc.(a)	1,749	717,125
		1,476,815
Electronic Equipment, Instruments & Components — 1.8%
Trimble, Inc.(a)	17,707	1,345,378

	Shares	Value
Equity Real Estate Investment — 5.4%
Alexandria Real Estate Equities, Inc.	11,512	$836,116
EastGroup Properties, Inc.	11,786	1,969,676
PotlatchDeltic Corp.	32,761	1,257,040
		4,062,832
Financial Services — 0.9%
Jack Henry & Associates, Inc.	3,588	646,450
Ground Transportation — 1.9%
Old Dominion Freight Line, Inc.	9,037	1,466,705
Health Care Equipment & Supplies — 3.8%
IDEXX Laboratories, Inc.(a)	2,051	1,100,033
Insulet Corp.(a)	2,220	697,480
Merit Medical Systems, Inc.(a)	11,502	1,075,207
		2,872,720
Hotels, Restaurants & Leisure — 1.3%
Texas Roadhouse, Inc.	5,374	1,007,141
Household Durables — 1.9%
NVR, Inc.(a)	192	1,418,047
Insurance — 5.4%
American Financial Group, Inc.	13,458	1,698,534
Markel Group, Inc.(a)	1,191	2,378,856
		4,077,390
Life Sciences Tools & Services — 6.1%
BioLife Solutions, Inc.(a)	30,207	650,659
Bio-Techne Corp.	18,813	967,929
Repligen Corp.(a)	11,460	1,425,395
West Pharmaceutical Services, Inc.	7,017	1,535,319
		4,579,302
Machinery — 1.9%
ITT, Inc.	9,042	1,418,057
Metals & Mining — 2.9%
Royal Gold, Inc.	3,931	699,089
Steel Dynamics, Inc.	11,696	1,497,205
		2,196,294
Oil, Gas & Consumable Fuels — 5.9%
Devon Energy Corp.	11,394	362,443
Diamondback Energy, Inc.	8,187	1,124,894
Matador Resources Co.	31,871	1,520,884
Range Resources Corp.	35,444	1,441,507
		4,449,728
Semiconductors & Semiconductor Equipment — 5.2%
MKS, Inc.	8,168	811,572
Monolithic Power Systems, Inc.	4,276	3,127,381
		3,938,953

The accompanying notes are an integral part of these financial statements.

7

RMB SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 9.4%
Clearwater Analytics Holdings, Inc. - Class A(a)	29,466	$646,189
CyberArk Software Ltd.(a)	2,234	908,970
Fair Isaac Corp.(a)	1,384	2,529,897
Q2 Holdings, Inc.(a)	6,176	578,012
Tyler Technologies, Inc.(a)	4,190	2,483,999
		7,147,067
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	10,022	612,144
Trading Companies & Distributors — 5.6%
Applied Industrial Technologies, Inc.	8,245	1,916,550
Watsco, Inc.	5,172	2,284,059
		4,200,609
TOTAL COMMON STOCKS (Cost $42,067,320)		75,467,920
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 4.25%(b)	269,677	269,677
TOTAL SHORT-TERM INVESTMENTS (Cost $269,677)		269,677
TOTAL INVESTMENTS — 100.1% (Cost $42,336,997)		$75,737,597
Liabilities in Excess of Other Assets — (0.1)%		(91,879)
TOTAL NET ASSETS — 100.0%		$75,645,718

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

8

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2025 (Unaudited)

	RMB Fund	RMB Mendon Financial Services Fund
ASSETS:
Investments at cost	$60,037,905	$171,656,809
Investments at value	$114,496,123	$205,195,864
Cash	—	6,500
Dividends and interest receivable	41,609	262,890
Receivable for capital stock sold	250	94,454
Receivable for investments sold	—	1,273,849
Prepaid expenses	34,508	52,348
Total assets	114,572,490	206,885,905
LIABILITIES:
Payable for fund shares redeemed	1,530	19,238
Options written at value	—	234,375[1]
Payable for investment advisory fees (Note 2)	55,080	124,308
Payable for distribution and shareholder service fees (Note 3)	18,095	23,349
Payable for transfer agent fees	16,578	34,618
Payable for audit fees	10,412	10,212
Payable for legal fees	10,406	19,403
Payable for administration fees	10,310	10,319
Payable for accounting fees	7,731	6,993
Payable for custody fees	899	1,948
Accrued expenses and other payables	5,274	12,583
Total liabilities	136,315	497,346
NET ASSETS	$114,436,175	$206,388,559
Net Assets Consists of:
Capital paid-in	$47,763,897	$205,880,115
Total distributable earnings	66,672,278	508,444
Net assets	$114,436,175	$206,388,559
By share class:
Net assets:
Class A	$83,089,543	$51,709,673
Class C	$1,475,879	$17,110,575
Class I	$29,870,753	$137,568,311
NAV (par value $0.10 per share)
Class A	$35.58	$47.84
Class C	$25.53	$41.02
Class I	$36.14	$49.04
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class A	2,335,346	1,080,805
Class C	57,803	417,132
Class I	826,611	2,805,160

[1]	The payable for options written include premiums recieved of $922,829.
The accompanying notes are an integral part of these financial statements.

9

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2025 (Unaudited)(Continued)

	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund
ASSETS:
Investments at cost	$189,286,585	$72,062,949	$42,336,997
Foreign currency at cost	7,584	—	—
Investments at value	$254,877,899	$124,286,673	$75,737,597
Foreign currency at value	7,619	—	—
Dividends and interest receivable	1,148,216	132,406	75,064
Receivable for capital stock sold	232,101	127,776	280
Prepaid expenses	17,524	21,178	17,803
Total assets	256,283,359	124,568,033	75,830,744
LIABILITIES:
Payable for fund shares redeemed	627,072	13,521	111,407
Payable for investment advisory fees (Note 2)	155,194	67,773	26,443
Payable for legal fees	22,992	11,678	7,281
Payable for transfer agent fees	16,756	16,014	12,721
Payable for administration fees	10,523	10,039	10,212
Payable for custody fees	9,054	1,143	1,053
Payable for audit fees	8,296	9,599	10,041
Payable for accounting fees	2,851	2,738	2,982
Accrued expenses and other payables	11,115	2,843	2,886
Total liabilities	863,853	135,348	185,026
NET ASSETS	$255,419,506	$124,432,685	$75,645,718
Net Assets Consists of:
Capital paid-in	$216,360,319	$65,828,826	$30,722,463
Total distributable earnings	39,059,187	58,603,859	44,923,255
Net assets	$255,419,506	$124,432,685	$75,645,718
By share class:
Net assets:
Class I	$255,419,506	$124,432,685	$75,645,718
NAV (par value $0.10 per share)
Class I	$11.14	$16.38	$12.43
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class I	22,934,710	7,597,903	6,083,825

The accompanying notes are an integral part of these financial statements.

10

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	RMB Fund	RMB Mendon Financial Services Fund
INVESTMENT INCOME:
Dividends	$634,718	$2,334,936[1]
Total income	634,718	2,334,936
EXPENSES:
Investment advisory fees (Note 2)	325,498	723,500
Distribution fees (Class A) (Note 3)	100,615	67,396
Distribution fees (Class C) (Note 3)	5,259	62,904
Shareholder service fees (Class C) (Note 3)	1,753	20,968
Transfer agent fees	49,048	104,123
Administration fees	31,465	31,144
Registration fees and expenses	27,669	30,522
Legal fees	27,632	48,962
Trustee fees	23,808	42,106
Accounting fees	23,517	22,865
Audit fees	10,537	10,236
Reports to shareholders	6,254	14,252
Custody fees	2,629	6,039
Interest expense (Note 7)	865	231
Other expenses	19,182	31,152
Total expenses	655,731	1,216,400
Net investment income/(loss)	$(21,013)	$1,118,536
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, WRITTEN OPTIONS, AND FOREIGN CURRENCY
Realized gain/(loss) on:
Investments	10,010,159	(1,257,650)
Written options	—	203,288
Net realized gain/(loss) on investments and written options	10,010,159	(1,054,362)
Change in unrealized appreciation/depreciation on:
Investments	(6,626,081)	(9,063,216)
Written options	—	478,433
Foreign currency translations	—	59
Net unrealized appreciation/depreciation on investments, written options, and foreign currency	(6,626,081)	(8,584,724)
Net realized and unrealized gain/(loss) on investments, written options, and foreign currency	3,384,078	(9,639,086)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,363,065	$(8,520,550)

[1]	Net of foreign taxes withheld of $3,716.
The accompanying notes are an integral part of these financial statements.

11

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund
INVESTMENT INCOME:
Dividends	$4,388,979[1]	$825,883	$444,670
Total income	4,388,979	825,883	444,670
EXPENSES:
Investment advisory fees (Note 2)	858,754	554,118	273,236
Legal fees	57,417	32,793	24,630
Trustee fees	49,639	28,595	16,879
Transfer agent fees	47,707	45,770	35,093
Administration fees	32,123	31,048	31,345
Custody fees	27,178	3,559	3,228
Registration fees and expenses	12,554	14,322	12,072
Accounting fees	8,981	8,701	8,940
Audit fees	8,402	9,714	10,213
Reports to shareholders	5,588	4,749	3,530
Interest expense (Note 7)	196	2,101	2,657
Other expenses	33,615	20,313	14,777
Total expenses before advisory fee waiver	1,142,154	755,783	436,600
Less: waiver of advisory fees by adviser	—	(134,373)	(121,674)
Total expenses	1,142,154	621,410	314,926
Net investment income	$3,246,825	$204,473	$129,744
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Realized gain on:
Investments	5,106,265	5,031,076	3,701,404
Foreign currency transactions	5,520	—	—
Net realized gain on investments and foreign currency	5,111,785	5,031,076	3,701,404
Change in unrealized appreciation/depreciation on:
Investments	32,076,585	(9,829,341)	(4,051,243)
Foreign currency translations	114,894	—	—
Net unrealized appreciation/depreciation on investments and foreign currency	32,191,479	(9,829,341)	(4,051,243)
Net realized and unrealized gain/(loss) on investments and foreign currency	37,303,264	(4,798,265)	(349,839)
Net increase/(decrease) in net assets resulting from operations	$40,550,089	$(4,593,792)	$(220,095)

[1]	Net of foreign taxes withheld of $479,129.
The accompanying notes are an integral part of these financial statements.

12

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB Fund		RMB Mendon Financial Services Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income/(loss)	$(21,013)	$(75,850)	$1,118,536	$1,929,660
Net realized gain/(loss) on transactions	10,010,159	7,686,334	(1,054,362)	16,412,485
Change in unrealized appreciation/ depreciation	(6,626,081)	5,138,740	(8,584,724)	5,246,611
Net increase/(decrease) in net assets resulting from operations	3,363,065	12,749,224	(8,520,550)	23,588,756
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class A Shares	—	(5,264,763)	—	(1,095,496)
Net distributions to shareholders - Class C Shares	—	(125,551)	—	(274,253)
Net distributions to shareholders - Class I Shares	—	(1,665,581)	—	(2,067,730)
Total distributions to shareholders	—	(7,055,895)	—	(3,437,479)
Increase/(decrease) in net assets derived from capital share transactions	(1,793,986)	(4,308,062)	38,326,607	(41,742,540)
Total increase/(decrease) in net assets	1,569,079	1,385,267	29,806,057	(21,591,263)
Net assets:
Beginning of period	112,867,096	111,481,829	176,582,502	198,173,765
End of period	$114,436,175	$112,867,096	$206,388,559	$176,582,502

The accompanying notes are an integral part of these financial statements.

13

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

	RMB Fund		RMB Mendon Financial Services Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class A shares
Net proceeds from sales of shares	$228,710	$96,873	$1,488,985	$1,463,154
Net proceeds from reinvestment of dividends	—	4,851,031	—	1,021,860
Cost of shares redeemed	(4,268,292)	(7,452,379)	(5,615,390)	(10,646,287)
Net decrease	$(4,039,582)	$(2,504,475)	$(4,126,405)	$(8,161,273)
Class C shares
Net proceeds from sales of shares	$240	$480	$805,129	$1,039,501
Net proceeds from reinvestment of dividends	—	102,405	—	235,234
Cost of shares redeemed	(41,814)	(205,980)	(836,187)	(3,520,316)
Net decrease	$(41,574)	$(103,095)	$(31,058)	$(2,245,581)
Class I shares
Net proceeds from sales of shares	$9,808,815	$2,905,151	$55,753,119	$15,964,166
Net proceeds from reinvestment of dividends	—	1,536,580	—	1,846,994
Cost of shares redeemed	(7,521,645)	(6,142,223)	(13,269,049)	(49,146,846)
Net increase/(decrease)	$2,287,170	$(1,700,492)	$42,484,070	$(31,335,686)
Net increase/(decrease) in net assets derived from capital share transactions	$(1,793,986)	$(4,308,062)	$38,326,607	$(41,742,540)
SHARE TRANSACTIONS
Class A
Shares sold	7,646	2,832	30,263	32,840
Shares issued on reinvestment of distributions	—	135,014	—	19,132
Shares redeemed	(127,929)	(210,193)	(117,448)	(246,624)
Net decrease in shares outstanding	(120,283)	(72,347)	(87,185)	(194,652)
Class C
Shares sold	10	19	20,178	26,550
Shares issued on reinvestment of distributions	—	3,955	—	5,116
Shares redeemed	(1,631)	(8,020)	(20,561)	(96,230)
Net decrease in shares outstanding	(1,621)	(4,046)	(383)	(64,564)
Class I
Shares sold	292,349	80,675	1,117,637	358,175
Shares issued on reinvestment of distributions	—	42,167	—	33,784
Shares redeemed	(219,943)	(178,350)	(273,899)	(1,151,422)
Net increase/(decrease) in shares outstanding	72,406	(55,508)	843,738	(759,463)

The accompanying notes are an integral part of these financial statements.

14

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB International Fund		RMB Small Cap Fund		RMB SMID Cap Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$3,246,825	$3,814,940	$204,473	$385,290	$129,744	$329,569
Net realized gain on transactions	5,111,785	7,578,918	5,031,076	6,058,605	3,701,404	14,558,938
Change in unrealized appreciation/depreciation	32,191,479	(10,083,460)	(9,829,341)	14,393,974	(4,051,243)	(6,161,882)
Net increase/(decrease) in net assets resulting from operations	40,550,089	1,310,398	(4,593,792)	20,837,869	(220,095)	8,726,625
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class I Shares	—	(5,122,386)	—	(3,170,424)	—	(6,625,719)
Total distributions to shareholders	—	(5,122,386)	—	(3,170,424)	—	(6,625,719)
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class I shares
Net proceeds from sales of shares	33,478,363	15,893,027	15,852,100	35,804,875	4,187,614	9,321,100
Net proceeds from reinvestment of dividends	—	4,813,155	—	2,896,728	—	6,546,308
Cost of shares redeemed	(32,053,428)	(53,753,276)	(36,565,224)	(20,157,071)	(12,199,302)	(20,558,630)
Increase/(decrease) in net assets derived from capital share transactions	1,424,935	(33,047,094)	(20,713,124)	18,544,532	(8,011,688)	(4,691,222)
Total increase/(decrease) in net assets	41,975,024	(36,859,082)	(25,306,916)	36,211,977	(8,231,783)	(2,590,316)
Net assets:
Beginning of period	213,444,482	250,303,564	149,739,601	113,527,624	83,877,501	86,467,817
End of period	$255,419,506	$213,444,482	$124,432,685	$149,739,601	$75,645,718	$83,877,501
Share Transactions
Class I
Shares sold	3,228,421	1,587,202	993,962	2,352,610	340,140	740,112
Shares issued on reinvestment of distributions	—	502,942	—	162,282	—	498,576
Shares redeemed	(3,169,299)	(5,416,428)	(2,291,213)	(1,229,026)	(1,027,581)	(1,517,210)
Net increase/(decrease) in shares outstanding	59,122	(3,326,284)	(1,297,251)	1,285,866	(687,441)	(278,522)

The accompanying notes are an integral part of these financial statements.

15

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class A Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.59	$32.84	$27.51	$38.14	$31.13	$28.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	(0.01)	(0.04)	(0.01)	(0.02)	(0.01)	0.00[b]
Net realized and unrealized gain (loss) on securities	1.00	4.05	5.83	(7.94)	9.30	4.45
Total from investment operations	0.99	4.01	5.82	(7.96)	9.29	4.45
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.00)[b]	(0.01)	(0.02)	(0.01)
Distributions from capital gains (from securities transactions)	—	(2.26)	(0.49)	(2.66)	(2.26)	(1.50)
Total distributions	—	(2.26)	(0.49)	(2.67)	(2.28)	(1.51)
Net asset value, end of period	$35.58	$34.59	$32.84	$27.51	$38.14	$31.13
Total return %	2.86[c]	11.95	21.19	−21.20	29.99	15.93
Net assets, end of period (in $000’s)	$83,090	$84,929	$83,023	$73,375	$99,229	$82,093
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	1.26[d,e]	1.24[f]	1.24[g]	1.20[h]	1.12[i]	1.23[j]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.26[d,e]	1.24[f]	1.24[g]	1.20[h]	1.12[i]	1.23[j]
Ratio of net investment income (loss)	(0.09)[d]	(0.11)	(0.03)	(0.05)	(0.02)	0.00[k]
Portfolio turnover rate %	41[l]	10	8	18	12	29

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $627 or 0.00% of average net assets.
[f]	Includes interest expense of $1,072 or 0.00% of average net assets.
[g]	Includes interest expense of $269 or 0.00% of average net assets.
[h]	Includes interest expense of $2,702 or 0.00% of average net assets.
[i]	Includes interest expense of $459 or 0.00% of average net assets.
[j]	Includes interest expense of $409 or 0.00% of average net assets.
[k]	Less than 0.01%.
[l]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

16

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class C Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.91	$24.38	$20.68	$29.70	$24.82	$22.91
INCOME FROM INVESTMENT OPERATIONS
Net investment loss[a]	(0.10)	(0.22)	(0.17)	(0.20)	(0.21)	(0.16)
Net realized and unrealized gain (loss) on securities	0.72	3.01	4.36	(6.15)	7.37	3.57
Total from investment operations	0.62	2.79	4.19	(6.35)	7.16	3.41
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.00)[b]	(0.01)	(0.02)	—
Distributions from capital gains (from securities transactions)	—	(2.26)	(0.49)	(2.66)	(2.26)	(1.50)
Total distributions	—	(2.26)	(0.49)	(2.67)	(2.28)	(1.50)
Net asset value, end of period	$25.53	$24.91	$24.38	$20.68	$29.70	$24.82
Total return %	2.49[c]	11.08	20.30	−21.81	29.03	15.07
Net assets, end of period (in $000’s)	$1,476	$1,480	$1,547	$1,483	$2,610	$2,580
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	2.01[d,e]	1.99[f]	1.99[g]	1.94[h]	1.87[i]	1.98[j]
Ratio of total expenses before reimbursement/recovery (Note 5)	2.01[d,e]	1.99[f]	1.99[g]	1.94[h]	1.87[i]	1.98[j]
Ratio of net investment loss	(0.84)[d]	(0.87)	(0.77)	(0.81)	(0.77)	(0.75)
Portfolio turnover rate %	41[k]	10	8	18	12	29

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $11 or 0.00% of average net assets.
[f]	Includes interest expense of $20 or 0.00% of average net assets.
[g]	Includes interest expense of $269 or 0.00% of average net assets.
[h]	Includes interest expense of $2,702 or 0.00% of average net assets.
[i]	Includes interest expense of $459 or 0.00% of average net assets.
[j]	Includes interest expense of $409 or 0.00% of average net assets.
[k]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

17

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.08	$33.24	$27.76	$38.37	$31.23	$28.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.03	0.05	0.07	0.06	0.08	0.07
Net realized and unrealized gain (loss) on securities	1.03	4.09	5.90	(8.00)	9.34	4.47
Total from investment operations	1.06	4.14	5.97	(7.94)	9.42	4.54
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.04)	(0.00)[b]	(0.01)	(0.02)	(0.08)
Distributions from capital gains (from securities transactions)	—	(2.26)	(0.49)	(2.66)	(2.26)	(1.50)
Total distributions	—	(2.30)	(0.49)	(2.67)	(2.28)	(1.58)
Net asset value, end of period	$36.14	$35.08	$33.24	$27.76	$38.37	$31.23
Total return %	3.02[c]	12.18	21.54	−21.02	30.31	16.22
Net assets, end of period (in $000’s)	$29,871	$26,458	$26,912	$25,183	$43,013	$34,380
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	1.01[d,e]	0.99[f]	0.99[g]	0.94[h]	0.87[i]	0.97[j]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.01[d,e]	0.99[f]	0.99[g]	0.94[h]	0.87[i]	0.97[j]
Ratio of net investment income	0.16[d]	0.14	0.22	0.19	0.22	0.26
Portfolio turnover rate %	41[k]	10	8	18	12	29

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[d]	Annualized.
[e]	Includes interest expense of $227 or 0.00% of average net assets.
[f]	Includes interest expense of $320 or 0.00% of average net assets.
[g]	Includes interest expense of $89 or 0.00% of average net assets.
[h]	Includes interest expense of $925 or 0.00% of average net assets.
[i]	Includes interest expense of $191 or 0.00% of average net assets.
[j]	Includes interest expense of $143 or 0.00% of average net assets.
[k]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

18

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class A Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.95	$43.43	$42.09	$60.65	$39.31	$41.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.24	0.46	0.58	0.27	0.26	0.13
Net realized and unrealized gain (loss) on securities and options	(2.35)	7.01	1.32	(11.55)	21.90	(2.52)
Total from investment operations	(2.11)	7.47	1.90	(11.28)	22.16	(2.39)
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.58)	(0.56)	(0.34)	(0.42)	—
Distributions from capital gains (from securities and options transactions)	—	(0.37)	—	(6.94)	(0.40)	—
Total distributions	—	(0.95)	(0.56)	(7.28)	(0.82)	—
Net asset value, end of period	$47.84	$49.95	$43.43	$42.09	$60.65	$39.31
Total return %	−4.22[b]	17.06	4.52	−19.00	56.44	−5.73
Net assets, end of period (in $000’s)	$51,710	$58,339	$59,184	$67,571	$95,124	$68,082
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement/recovery (Note 5)	1.35[c,d]	1.39[e]	1.37[f]	1.29[g]	1.24[h]	1.43[i]
Ratio of total expenses before extraordinary expense and reimbursement/recovery (Note 5)	1.35[c,d]	1.39[e]	1.37[f]	1.29[g]	1.24[h]	1.41[i]
Ratio of net investment income	1.01[c]	1.04	1.55	0.52	0.49	0.41
Portfolio turnover rate %	16[j]	66	49	42	70	82

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $58 or 0.00% of average net assets.
[e]	Includes interest expense of $2,927 or 0.01% of average net assets.
[f]	Includes interest expense of $625 or 0.00% of average net assets.
[g]	Includes interest expense of $211 or 0.00% of average net assets.
[h]	Includes interest expense of $203 or 0.00% of average net assets.
[i]	Includes interest expense of $303 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

19

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class C Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.98	$37.54	$36.48	$53.71	$34.99	$37.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	0.05	0.11	0.26	(0.10)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on securities and options	(2.01)	6.00	1.10	(10.19)	19.44	(2.32)
Total from investment operations	(1.96)	6.11	1.36	(10.29)	19.32	(2.41)
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.30)	(0.30)	—	(0.20)	—
Distributions from capital gains (from securities and options transactions)	—	(0.37)	—	(6.94)	(0.40)	—
Total distributions	—	(0.67)	(0.30)	(6.94)	(0.60)	—
Net asset value, end of period	$41.02	$42.98	$37.54	$36.48	$53.71	$34.99
Total return %	−4.56[b]	16.15	3.73	−19.59	55.28	−6.44
Net assets, end of period (in $000’s)	$17,111	$17,946	$18,096	$22,193	$30,687	$24,150
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement/recovery (Note 5)	2.10[c,d]	2.14[e]	2.12[f]	2.04[g]	1.99[h]	2.19[i]
Ratio of total expenses before extraordinary expense and reimbursement/recovery (Note 5)	2.10[c,d]	2.14[e]	2.12[f]	2.04[g]	1.99[h]	2.17[i]
Ratio of net investment income (loss)	0.27[c]	0.28	0.80	(0.23)	(0.27)	(0.32)
Portfolio turnover rate %	16[j]	66	49	42	70	82

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $19 or 0.00% of average net assets.
[e]	Includes interest expense of $860 or 0.01% of average net assets.
[f]	Includes interest expense of $203 or 0.00% of average net assets.
[g]	Includes interest expense of $69 or 0.00% of average net assets.
[h]	Includes interest expense of $68 or 0.00% of average net assets.
[i]	Includes interest expense of $101 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

20

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.14	$44.43	$43.04	$61.84	$40.06	$42.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.32	0.59	0.71	0.42	0.41	0.20
Net realized and unrealized gain (loss) on securities and options	(2.42)	7.19	1.34	(11.80)	22.32	(2.53)
Total from investment operations	(2.10)	7.78	2.05	(11.38)	22.73	(2.33)
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.70)	(0.66)	(0.48)	(0.55)	—
Distributions from capital gains (from securities and options transactions)	—	(0.37)	—	(6.94)	(0.40)	—
Total distributions	—	(1.07)	(0.66)	(7.42)	(0.95)	—
Net asset value, end of period	$49.04	$51.14	$44.43	$43.04	$61.84	$40.06
Total return %	−4.09[b]	17.35	4.77	−18.80	56.84	−5.50
Net assets, end of period (in $000’s)	$137,568	$100,298	$120,894	$127,472	$184,454	$106,981
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement/recovery (Note 5)	1.11[c,d]	1.14[e]	1.13[f]	1.04[g]	0.99[h]	1.18[i]
Ratio of total expenses before extraordinary expense and reimbursement/recovery (Note 5)	1.11[c,d]	1.14[e]	1.13[f]	1.04[g]	0.99[h]	1.16[i]
Ratio of net investment income	1.35[c]	1.31	1.84	0.77	0.75	0.63
Portfolio turnover rate %	16[j]	66	49	42	70	82

[a]	Per share values have been calculated using the average shares method.
[b]
Total Return was not annualized for periods less than one year, assumes dividend reinvestment and does not reflect the effect of sales charges. Total return would have been lower in the absence of the expense waiver.

[c]	Annualized.
[d]	Includes interest expense of $154 or 0.00% of average net assets.
[e]	Includes interest expense of $5,571 or 0.01% of average net assets.
[f]	Includes interest expense of $1,107 or 0.00% of average net assets.
[g]	Includes interest expense of $392 or 0.00% of average net assets.
[h]	Includes interest expense of $361 or 0.00% of average net assets.
[i]	Includes interest expense of $582 or 0.00% of average net assets.
[j]	Not Annualized.
The accompanying notes are an integral part of these financial statements.

21

RMB INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.33	$9.55	$8.63	$10.60	$9.78	$9.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.14	0.16	0.16	0.15	0.10	0.07
Net realized and unrealized gain (loss) on securities	1.67	(0.15)	0.95	(1.94)	0.83	0.57
Total from investment operations	1.81	0.01	1.11	(1.79)	0.93	0.64
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.23)	(0.19)	(0.18)	(0.11)	(0.06)
Distributions from capital gains (from securities transactions)	—	—	—	—	—	—
Total distributions	—	(0.23)	(0.19)	(0.18)	(0.11)	(0.06)
Net asset value, end of period	$11.14	$9.33	$9.55	$8.63	$10.60	$9.78
Total return %	19.40[b]	0.02	12.94	−16.94	9.53	7.01
Net assets, end of period (in $000’s)	$255,420	$213,444	$250,304	$242,798	$317,071	$257,706
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	1.00[c,d]	0.99[e]	0.99	0.95[f]	0.91	0.98[g]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.00[c,d]	0.99[e]	0.99	0.95[f]	0.91	0.98[g]
Ratio of net investment income after reimbursement/recovery	2.84[c]	1.57	1.80	1.62	0.99	0.83
Ratio of net investment income before reimbursement/recovery	2.84[c]	1.57	1.80	1.62	0.99	0.83
Portfolio turnover rate %	20[b]	25	44	30	21	51

[a]	Per share values have been calculated using the average shares method.
[b]	Not Annualized.
[c]	Annualized.
[d]	Includes interest expense of $196 or 0.00% of average net assets.
[e]	Includes interest expense of $397 or 0.00% of average net assets.
[f]	Includes interest expense of $18 or 0.00% of average net assets.
[g]	Includes interest expense of $28 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

22

RMB SMALL CAP FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.83	$14.92	$13.30	$18.15	$15.56	$13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	0.03	0.04	0.05	0.09	0.08	(0.00)[b]
Net realized and unrealized gain (loss) on securities	(0.48)	2.23	2.41	(4.58)	3.68	2.41
Total from investment operations	(0.45)	2.27	2.46	(4.49)	3.76	2.41
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.02)	(0.04)	(0.09)	(0.09)	—
Distributions from capital gains (from securities transactions)	—	(0.34)	(0.80)	(0.27)	(1.08)	(0.68)
Total distributions	—	(0.36)	(0.84)	(0.36)	(1.17)	(0.68)
Net asset value, end of period	$16.38	$16.83	$14.92	$13.30	$18.15	$15.56
Total return %	−2.67[c]	15.09	18.53	−24.80	24.38	17.59
Net assets, end of period (in $000’s)	$124,433	$149,740	$113,528	$89,694	$141,517	$116,651
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.95[d,e]	0.95	0.95	0.95[f]	0.95	1.00[g]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.16[d,e]	1.13	1.17	1.13[f]	1.06	1.18[g]
Ratio of net investment income (loss) after reimbursement/recovery	0.32[d]	0.27	0.35	0.61	0.44	(0.02)
Ratio of net investment income (loss) before reimbursement/recovery	0.11[d]	0.09	0.13	0.43	0.33	(0.02)
Portfolio turnover rate %	3[c]	14	12	15	7	35

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Not Annualized.
[d]	Annualized.
[e]	Includes interest expense of $2,101 or 0.00% of average net assets.
[f]	Includes interest expense of $422 or 0.00% of average net assets.
[g]	Includes interest expense of $2,336 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

23

RMB SMID CAP FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class I Shares
	June 30, 2025 (Unaudited)	December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.39	$12.27	$11.26	$15.43	$12.73	$10.80
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.02	0.05	0.07	0.09	0.08	0.00[b]
Net realized and unrealized gain (loss) on securities	0.02	1.25	2.18	(3.31)	3.47	2.61
Total from investment operations	0.04	1.30	2.25	(3.22)	3.55	2.61
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.13)	(0.13)	(0.15)	(0.08)	(0.03)
Distributions from return of capital	—	—	—	—	(0.01)	—
Distributions from capital gains (from securities transactions)	—	(1.05)	(1.11)	(0.80)	(0.76)	(0.65)
Total distributions	—	(1.18)	(1.24)	(0.95)	(0.85)	(0.68)
Net asset value, end of period	$12.43	$12.39	$12.27	$11.26	$15.43	$12.73
Total return %	0.32[c]	10.03	20.06	−20.87	28.10	24.39
Net assets, end of period (in $000’s)	$75,646	$83,878	$86,468	$88,824	$287,589	$231,657
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.81[d,e]	0.80[f]	0.80[g]	0.80[h]	0.80[i]	0.84[j]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.12[d,e]	1.06[f]	1.05[g]	0.91[h]	0.84[i]	0.94[j]
Ratio of net investment income after reimbursement/recovery	0.33[d]	0.38	0.58	0.71	0.54	0.02
Ratio of net investment income (loss) before reimbursement/ recovery	0.02[d]	0.12	0.33	0.60	0.50	(0.08)
Portfolio turnover rate %	6[c]	19	4	4	9	21

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Not Annualized.
[d]	Annualized.
[e]	Includes interest expense of $2,657 or 0.01% of average net assets.
[f]	Includes interest expense of $3,014 or 0.00% of average net assets.
[g]	Includes interest expense of $3,783 or 0.00% of average net assets.
[h]	Includes interest expense of $3,449 or 0.00% of average net assets.
[i]	Includes interest expense of $586 or 0.00% of average net assets.
[j]	Includes interest expense of $61 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

24

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)
Organization
RMB Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of five series: RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Small Cap Fund, and RMB SMID Cap Fund (each, a “Fund” and collectively, the “Funds”). Curi RMB Capital, LLC (“Curi RMB” or the “Adviser”) serves as the investment adviser to the Funds. Effective July 1, 2025, the Adviser has changed its name to Curi Capital, LLC. Mendon Capital Advisors Corp. (“Mendon” or the “Sub-Adviser”) serves as sub-adviser to the RMB Mendon Financial Services Fund.
Each Fund’s investment objective primarily or solely consists of seeking capital appreciation or long-term capital appreciation.
RMB Fund and RMB Mendon Financial Services Fund offer Class A, Class C, and Class I shares. RMB International Fund, RMB Small Cap Fund and RMB SMID Cap Fund offer Class I shares.
Class A shares incur a maximum initial sales charge of 5.00% and an annual distribution and service fee of 0.25%.
Class C shares are subject to an annual distribution and shareholder service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
Class I shares have no initial sales charge and bear no annual distribution and service fee.
1. Significant Accounting Policies
Each Fund is considered an investment company under United States of America Generally Accepted Accounting Principles (“U.S. GAAP”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
Investment Valuation. Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by the Adviser to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.
Exchange-Listed Equities and Funds and Depositary Receipts. The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date. If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.
The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date. The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP. If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

25

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Over-the-Counter Securities. Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date. If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.
Foreign Securities. Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates. For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.
Options. Options traded on an exchange are valued at the last reported sale price. If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.
Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds). Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs. If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.
Fixed-Income Securities. Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.
Shares Valuation. The NAV per share of each share class of each Fund is calculated by dividing the net assets (total assets, minus all liabilities including accrued expenses) of the share class by the total number of shares outstanding of the share class, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.
Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes. The Funds bear the risk of changes in the foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including: less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less-developed markets.

26

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Multiple Class Allocations. Each class of shares of a Fund has equal rights as to earnings and assets, except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
Accounting for Portfolio Transactions. The Funds account for purchases and sales of portfolio securities as of each security’s trade date. The Funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the Funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The Funds record interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Use of Management Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a Fund’s assets, liabilities, income, and other items may ultimately differ from what is shown here.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
2. Adviser Fees
Curi RMB serves as the investment adviser to the Funds. The Adviser is entitled to a monthly management fee at an annual rate equal to the following percentages of the average daily net assets of each Fund:

RMB Fund	0.60%
RMB Mendon Financial Services Fund	0.75%
RMB International Fund	0.75%
RMB Small Cap Fund	0.85%
RMB SMID Cap Fund	0.70%

The Adviser pays the Sub-Adviser for services with respect to the RMB Mendon Financial Services Fund. Effective May 1, 2020, the annual advisory fees for RMB Small Cap Fund and RMB SMID Cap Fund were reduced by 0.15% to the amounts shown above.

27

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
3. Distribution Fees and Commissions
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter to the Funds pursuant to a distribution agreement dated September 30, 2021. The Distributor acts as principal underwriter of each Fund’s shares. The RMB Fund and RMB Mendon Financial Services Fund have adopted distribution plans under Rule 12b-1 of the 1940 Act, to reimburse the Distributor for services provided for distributing Class A and Class C shares of the Funds. The following Funds pay the Distributor distribution and shareholder service fees from the assets of the share classes, and in the amounts, listed below:
Distribution Fees:

	Class A	Class C
RMB Fund	0.25%	0.75%
RMB Mendon Financial Services Fund	0.25%	0.75%

Shareholder Service Fees:

Class C
RMB Fund	0.25%
RMB Mendon Financial Services Fund	0.25%

4. Offering Price
For Class A shares, the offering price includes a maximum 5% sales charge. The redemption price is NAV. Class C shares are offered at NAV without the imposition of an initial sales charge and the redemption price is NAV, subject to any applicable CDSC. Class I shares are offered at NAV without the imposition of an initial sales charge or a CDSC.
5. Expenses
Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to each Fund on a basis deemed fair and equitable, generally pro-rata based on the relative assets of each Fund. Fund expenses that are not class specific are allocated to each class based on relative net assets. Differences in class-level expenses may result in payment of different per share dividends by class.
The Adviser and the Trust entered into an Expense Limitation Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser contractually limits certain operating expenses (including advisory, distribution and service fees, among others) of the following Funds and share classes to the rates below based on average daily net assets by waiving its advisory fees and reimbursing Fund operating expenses.

	Class A	Class C	Class I
RMB Fund	1.59%	2.34%	1.34%
RMB Mendon Financial Services Fund	1.80%	2.55%	1.55%
RMB International Fund			1.15%
RMB Small Cap Fund			0.95%
RMB SMID Cap Fund			0.80%

Effective May 1, 2020, the annual expense limitations for RMB Small Cap Fund and RMB SMID Cap Fund were reduced by 0.15% to the amounts shown above.
In accordance with the Agreement, the Adviser will not reimburse a Fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification) and any other

28

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
costs and expenses approved by the Board. For the year ended December 31, 2020, there were extraordinary expenses of $46,906 allocated to the RMB Mendon Financial Services Fund related to the reorganization (See Note 15).
The Agreement will remain in effect through April 30, 2026 and will be automatically renewed for successive one-year periods ending April 30, unless either party cancels the automatic renewal provision. While in effect the Agreement may be terminated with respect to a Fund by agreement of the Adviser and the Board.
Amounts waived or reimbursed by the Adviser with respect to a Fund may be recouped for a period of three years from the date an amount was waived or reimbursed to the extent the Fund’s actual fees and expenses for a fiscal period, including recoupments paid to the Adviser, are less than the Fund’s expense limitation both at the time of waiver and recoupment. The following table shows each Fund’s waived or reimbursed expenses subject to recoupment by the Adviser for the next three years:

Year Incurred	Expiration Year	RMB Small Cap Fund	RMB SMID Cap Fund
2022	2025	$145,307	$173,546
2023	2026	$217,357	$213,349
2024	2027	$263,297	$223,165
2025	2028	$134,373	$121,674

The RMB Fund, RMB Mendon Financial Services Fund, and RMB International Fund do not have any previously waived or reimbursed expenses subject to recoupment by the Adviser.
6. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments for each Fund, for the six months ended June 30, 2025, were as follows:

	Purchases	Sales
RMB Fund	$44,675,211	$50,046,259
RMB Mendon Financial Services Fund	$68,093,278	$31,849,817
RMB International Fund	$45,384,903	$48,355,040
RMB Small Cap Fund	$3,867,343	$26,430,931
RMB SMID Cap Fund	$4,780,426	$11,162,485

7. Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $75 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 25% of the Fund’s gross market value. The interest rate on loans under the

29

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Loan Agreement equals the prime rate minus one percent per annum, payable monthly. For the six months ended June 30, 2025, borrowing activity under the Loan Agreement was as follows:

	Outstanding Daily Average Balance for the Period[1]	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at 6/30/2025
RMB Fund	$1,597,000	$1,597,000	$865	6.50%	$ 0
RMB Mendon Financial Services Fund	212,833	278,000	231	6.50%	0
RMB International Fund	362,333	818,000	196	6.50%	0
RMB Small Cap Fund	1,939,833	3,156,000	2,101	6.50%	0
RMB SMID Cap Fund	2,942,800	3,526,000	2,657	6.50%	0

[1]	Excludes days where there was no activity on the line of credit.
8. Distributions and Taxes
Each Fund’s dividends from net investment income, if any exist, are generally declared and paid at least annually.
Distributions of net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes.
The Funds record distributions on the ex-dividend date. On occasion, a Fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. A Fund would only make reclassifications consistent with federal tax regulations.
It is each Fund’s intention to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision has been made. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022 − 2024), or expected to be taken in the Funds’ 2025 tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

30

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis during 2024 and 2023 are as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Fiscal year ended 12/31/2024
Distributions paid from:
Ordinary Income	$27,442	$ 3,437,479	$ 5,122,386	$ 1,290,245	$329,568
Long-Term Capital Gain	7,028,453	—	—	1,880,179	6,296,151
Total Distributions Paid	$ 7,055,895	$ 3,437,479	$ 5,122,386	$ 3,170,424	$ 6,625,719
Fiscal year ended 12/31/2023
Distributions paid from:
Ordinary Income	$3,546	$2,689,418	$5,014,492	$465,883	$1,123,614
Long-Term Capital Gain	1,642,666	—	—	5,612,832	6,904,718
Total Distributions Paid	$1,646,212	$2,689,418	$5,014,492	$6,078,715	$8,028,332

The Funds designated as long-term capital gain dividends, pursuant to IRS Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2024.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

2024	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Tax cost of Investments	$51,887,511	$134,641,845	$181,895,373	$88,463,011	$46,591,955
Unrealized appreciation	61,535,597	45,611,979	42,345,267	68,047,705	39,784,253
Unrealized depreciation	(451,298)	(3,592,304)	(11,380,491)	(6,696,231)	(2,495,936)
Net unrealized appreciation/ (depreciation)	61,084,299	42,019,675	30,964,776	61,351,474	37,288,317
Undistributed ordinary income	—	2,766,107	747,337	149,562	—
Undistributed long-term capital gains	2,224,914	3,003,211	—	1,696,615	7,855,032
Total distributable earnings	2,224,914	5,769,318	747,337	1,846,177	7,855,032
Other accumulated losses	—	(38,759,999)[1]	(33,203,015)	—	1
Total accumulated gain/(loss)	$ 63,309,213	$9,028,994	$(1,490,902)	$ 63,197,651	$ 45,143,350

[1]
Includes $31,580,817 of short-term and $7,179,040 of long-term capital losses acquired from the Target Fund in the Reorganization (Note 15). Per the IRS, use of these losses is limited to $204,497 per year.

31

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Under current law, the Funds may carry forward net capital losses (which may be short-term and/or long-term) indefinitely to use to offset capital gains realized in future years. The following tables set forth each Fund’s available capital loss carryforwards as of December 31, 2024 and the capital loss carryforwards utilized by the Funds in 2024:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Not Subject to Expiration
Short-Term	$—	$—	$(29,482,543)	$ —	$—
Long-Term	$—	$—	$(3,702,458)	$—	$—
2024
Capital Loss Carryforward Utilized	$—	$8,837,167	$6,868,356	$—	$—

Net investment income and realized gain and loss for federal tax purposes differ from that reported in the financial statements because of temporary and permanent book and tax differences. These differences are primarily related to differing treatment of wash sales, REITs, PFIC partnerships and the tax practice known as equalization. As of December 31, 2024, the permanent book and tax basis differences were as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Increase/(Decrease)
Distributable Earnings	$(501,701)	$—	$—	$ —	$(292,784)
Paid-In Capital	$501,701	$—	$—	$—	$292,784

9. Disclosure of Certain Commitments and Contingencies
Under the Funds’ organizational documents, officers and trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and based on experience expect the risk of loss to be remote.
10. Transactions with Affiliated Securities
During the six months ended June 30, 2025, the Funds held no affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the outstanding voting securities.
11. Restricted Securities
The Funds may not invest more than 15% of net assets in securities subject to legal or contractual restrictions on resale, including Rule 144A securities (“restricted securities”), that are deemed illiquid. At June 30, 2025, the Funds held no restricted securities.
12. Fund Risks
Each of the Funds is subject to market risk, equity securities risk, management risk, and other risks. Market risk is the risk that the price of a security held by a Fund may decline, sometimes rapidly or unpredictably, due to changing economic, political or market conditions that are not specifically related to the issuer of the security. Equity securities risk is the risk that the price of an equity security held by a

32

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Fund may decline due to factors related to the issuer of the security including the sector or industry in which it operates. Equity securities may be disproportionately affected by these risks because they are subordinated to preferred stock, bonds, and other debt instruments in the issuer’s capital structure. Equity securities have historically experienced more volatility in their returns than debt securities. Management risk is the risk that investment decisions employed by the Adviser or Sub-Adviser will not produce the intended results.
RMB Mendon Financial Services Fund may be disproportionately affected by events affecting the Financial Services sector, which may include changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, economic and trade uncertainties from current U.S. tariff policies, bank failures and other financial crises, and general economic and market conditions. Also, changing regulation of Financial Services companies may adversely or positively affect companies in which the Funds invest.
The Japanese economy is characterized by an aging demographic, declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth, and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Any restrictions on global trade are likely to have a significant adverse effect on the country. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events, such as the current U.S. tariff policies).
These risks, and other risks applicable to the Funds, are further described in the Funds’ Prospectus and Statement of Additional Information.
13. Fair Value Measurements
U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:
Level 1 –
Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.
Level 2 –
Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.
Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi RMB’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the

33

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.
The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At June 30, 2025	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stocks[1]	$110,925,571	$—	$—	$110,925,571
Short-Term Investments	3,570,552	—	—	3,570,552
Total Investments in Securities	$114,496,123	$—	$—	$114,496,123
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$201,299,766	$—	$—	$201,299,766
Short-Term Investments	3,896,098	—	—	3,896,098
Total	$205,195,864	$—	$—	$205,195,864
Liabilities
Written Options[1]	—	(234,375)	0[2]	(234,375)
Total Investments in Securities	$205,195,864	$(234,375)	$0	$204,961,489
RMB International Fund
Assets
Common Stocks[1,3]	$—	$245,397,005	$—	$245,397,005
Short-Term Investments	9,480,894	—	—	9,480,894
Total Investments in Securities	$9,480,894	$245,397,005	$—	$254,877,899
RMB Small Cap Fund
Assets
Common Stocks[1]	$118,197,602	$—	$—	$118,197,602
Short-Term Investments	6,089,071	—	—	6,089,071
Total Investments in Securities	$124,286,673	$—	$—	$124,286,673
RMB SMID Cap Fund
Assets
Common Stocks[1]	$75,467,920	$—	$—	$75,467,920
Short-Term Investments	269,677	—	—	269,677
Total Investments in Securities	$75,737,597	$—	$—	$75,737,597

34

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
[1]	Refer to the Schedule of Investments section of the applicable Fund in this Semi-Annual Financial Statements for a breakdown of holdings by sector or industry.
[2]	The option is categorized as Level 3 and has a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
[3]
Foreign securities valued using systemic fair valuation are categorized as Level 2. The table below provides a breakdown, by country, of the RMB International Fund's Level 2 securities at June 30, 2025.

RMB International Fund
Australia	$6,166,755
Belgium	8,974,072
Finland	5,484,663
France	36,051,062
Germany	17,680,717
Hong Kong	5,277,920
Italy	6,548,095
Japan	61,928,366
Netherlands	17,613,975
Sweden	5,030,587
Switzerland	20,938,084
United Kingdom	53,702,709
Total	$245,397,005

14. Disclosures about Derivative Instruments and Hedging Activities
Accounting Standards Codification Topic 815 — Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”) requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment of derivatives and the effect derivatives have on financial performance.
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2025:
Fair Value of Deriviative Instruments
As of June 30, 2025

Fund	Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets & Liabilities Location	Asset or Liability	Fair Value
RMB Mendon Financial Services Fund	Equity Contracts	Options written, at value	Liability	$234,375

35

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Effect of Derivative Instruments on the Statements of Operations
For the six months ended June 30, 2025

Fund	Changes in Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
RMB Mendon Financial Services Fund	Equity Contracts	Realized gain on written options	$203,288
		Net unrealized appreciation/ depreciation on written options		$478,433

The derivative instruments outstanding as of the six months ended June 30, 2025 as disclosed in the Funds’ portfolio holdings and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months ended June 30, 2025 as disclosed in the statements of operations serve as indicators of the volume of derivative activity for the Funds.
The quarterly average volumes of derivative instruments as of June 30, 2025 are as follows:

Fund	Derivative	Instrument	Number of Contracts	Notional Value
RMB Mendon Financial Services Fund	Equity Contracts	Call Option Written	(6,142)	$(360,625)

The average number of derivative instruments is based on the average quarter end balances for the period January 1, 2025 to June 30, 2025.
15. Fund Reorganizations
As of close of business on June 19, 2020, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of the RMB Mendon Financial Long/Short Fund (the “Target Fund”) were transferred to the RMB Mendon Financial Services Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund	RMB Mendon Financial Long/Short Fund – Class A	RMB Mendon Financial Long/Short Fund – Class C	RMB Mendon Financial Long/Short Fund – Class I
Net Assets	$7,055,269	$2,813,344	$8,887,299
Shares Outstanding	1,091,425	477,605	1,352,940
Net Asset Value	6.46	5.89	6.57
Unrealized appreciation/depreciation	10,737,461	637,179	(12,744,223)

36

RMB INVESTORS TRUST
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

Acquiring Fund	RMB Mendon Financial Services Fund – Class A	RMB Mendon Financial Services Fund – Class C	RMB Mendon Financial Services Fund – Class I
Net Assets immediately prior to Reorganization	$55,428,864	$18,752,274	$103,747,910
Net Assets immediately after Reorganization	$62,484,133	$21,565,618	$112,635,209
Fund Shares issued in exchange for acquired fund	260,632	116,297	322,605
Exchange rate for shares issued	0.24	0.24	0.24

Assuming the Reorganization had been completed on January 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2020, are as follows:

RMB Mendon Financial Services Fund
Net investment income	$830,750
Net realized loss on investments	(56,319,647)
Change in net unrealized appreciation/depreciation on investments	(59,031,070)
Total decrease in net assets resulting from operations	$(114,519,967)

Since the combined investment portfolios have been managed as a single integrated portfolio from the time the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s statements of operations since June 19, 2020.
16. Subsequent Events
The Adviser has evaluated the impact to these financial statements of all subsequent events occurring after the date of this report and has determined that there were no events that require recognition or disclosure in the financial statements.

37

RMB INVESTORS TRUST
Other Information (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies is available in the most recent Statement of Additional Information, which can be obtained without charge by (1) calling (800) 462-2392; (2) visiting the Funds’ website located at http://www.rmbfunds.com; and (3) visiting the U.S. Securities and Exchange Commission’s (“SEC”) website located at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge by calling (800) 462-2392 or on the SEC’s website at www.sec.gov.
Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is also available monthly, with approximately a 30-day lag, by visiting the Funds’ website located at www.rmbfunds.com or by calling (800) 462-2392

38

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS
RMB Investors Trust (the “Trust”) has an Investment Advisory Agreement (the “Advisory Agreement”) with Curi Capital, LLC (“Curi”) pursuant to which Curi manages the series of the Trust. The series of the Trust are: RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Small Cap Fund, and RMB SMID Cap Fund (each, a “Fund,” and together, the “Funds”). The RMB Mendon Financial Services Fund is referred to herein as the “Mendon Fund.” Curi has a sub-advisory agreement (“Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) with Mendon Capital Advisors Corp. (“Mendon”) pursuant to which Mendon serves as the sub-adviser to the Mendon Fund.
The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the continuance of the Agreements be approved annually by both the Board of Trustees (the “Board”) and by a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately. All of the Trustees of the Trust are Independent Trustees.
The continuance of the Advisory Agreement, as it relates to the Funds, and of the Sub-Advisory Agreement, as it relates to the Mendon Fund, was most recently considered and approved for a period through July 1, 2026 at an in-person meeting of the Board called for that purpose held on June 12, 2025.
The Board determined that the terms of each Agreement are fair and reasonable and approved the continuance of each of the Agreements, as applicable, for each of the Funds.
At its May 22, 2025 and June 12, 2025 meetings, the Trustees discussed the continuance of the Agreements for the Funds. At each meeting, the Board received and considered materials relating to, among other matters, the investment and management services provided by Curi and Mendon. The Board also considered matters bearing on the Agreements at its various meetings throughout the year, whereby the Board meets at least quarterly with the Funds’ portfolio managers and receives regular reports from Curi on the performance of the Funds.
In evaluating the Agreements, the Board received and reviewed information provided by Curi and Mendon in response to written requests from the Independent Trustees and their independent legal counsel, including without limitation information regarding Curi, Mendon, their affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of Curi and Mendon (including the portfolio managers of the Funds associated with those firms) the operations of the Funds and the capabilities of Curi and Mendon to provide advisory and sub-advisory, as applicable, services to the Funds and, in the case of Curi, to supervise Mendon in its provision of sub-advisory services to the Mendon Fund.
Among other written and oral information, the Board requested and was provided information regarding:
•	the investment performance of each Fund and comparisons of the investment performance of each Fund with the Fund’s performance benchmarks;
•	each Fund’s advisory fees and other expenses and information about any applicable expense limitations, expense cap arrangements, and fee breakpoints;
•
comparisons of the investment performance, fees and total expenses of the Funds to mutual funds with similar objectives and strategies managed by other investment advisers based on peer groups developed by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data over various time periods;

•
the investment performance of private funds and accounts managed by Curi with investment strategies similar to the investment strategies of the Funds, and the fees charged by Curi for investment advisory services, as well as other compensation received by Curi and its affiliates, for such funds;

•	the fees paid to Mendon by Curi;

39

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS(Continued)
•	the total operating expenses of the Funds and comparison of current expenses to the previous year’s expenses;
•	investment management staffing and the experience of the investment advisory and other personnel of Curi and Mendon;
•	the historical quality of the services provided by Curi and Mendon;
•	financial statements and other information regarding the financial condition and prospects of Curi and Mendon; and
•	the profitability to Curi in managing the Funds and the methodology in allocating expenses to the management of the Funds.
Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from Curi and Mendon. During each meeting at which the Board considered the Agreements, they were advised by and met, as necessary, in executive session with their independent legal counsel.
In considering the continuance of the Agreements, the Board reviewed and analyzed various factors that the Board members determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the determination of the Board and Independent Trustees to approve the Agreements are discussed below.
Approval of the Agreements
1. Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of advisory, administrative and shareholder services provided by Curi, including the portfolio management of the Funds and supervision of Mendon for the Mendon Fund, supervision of operations of all Funds and compliance and regulatory filings for the Funds and disclosures to Fund shareholders, general oversight of Mendon and other service providers, coordination of Fund marketing initiatives, assisting the Independent Trustees in their capacity as trustees, monitoring and managing the Funds’ liquidity pursuant to the liquidity risk management program, serving as valuation designee and other services.
With regard to Mendon, the Board considered the nature, quality and extent of the services provided by Mendon, particularly portfolio management, compliance and performance of the Mendon Fund.
The Board also considered information on Curi and Mendon, such as: financial condition; investment professionals’ experience; reputation, financial strength, regulatory history and resources; approach to retention and compensation of investment and other personnel; and management structure and intentions with respect to the management of the Funds.
The Board concluded that the nature, quality and extent of the services provided by Curi and Mendon to the Funds under the Agreements were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by Curi and Mendon, as applicable.
Performance of the Funds. The Board considered short-term and long-term investment performance for each of the Funds.
With respect to the RMB Fund, the Board noted that the Fund’s historic performance relative to its Morningstar peer group ranked 13 out of 15 for the one-year period, 13 out of 15 for the three-year period, 10 out of 13 for the five-year period, and eight out of eight for the ten-year period, each period ended March 31, 2025. The Board took into consideration the steps taken by Curi to improve performance, and noted the improved performance of the Fund through first quarter 2025 and the significant volatility of the financial markets during the recent period.

40

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS(Continued)
The Board considered that the Mendon Fund had ranked eight out of nine, eight out of nine, four out of nine, and four out of nine relative to its Morningstar peer group for the one-, three-, five- and ten-year periods ended March 31, 2025, respectively. The Board considered the cyclicality of the sector in which the Fund was invested.
The Board considered the investment performance of the RMB International Fund relative to its Morningstar peer group, which was 13 out of 15 for the one-year period, 14 out of 15 for the three-year period, and 13 out of 15 for the five-year period, each period ended March 31, 2025. The Board took into consideration the steps taken by Curi to improve performance and noted the cyclical nature of international stock markets, the comparability of the peer groups, and the improved performance of the Fund through first quarter 2025.
The Board considered that the RMB Small Cap Fund had ranked two out of 15, 10 out of 15, 13 out of 14, and five out of 13 relative to its Morningstar peer group for the one-, three-, five-, and ten-year periods ended March 31, 2025, respectively. The Board noted favorably that the Fund’s performance appeared to be trending upward and noted the impact of investment style in the recent market environment.
The Board considered that the RMB SMID Cap Fund had ranked 10 out of 15, nine out of 15, seven out of 15 and three out of 14 relative to its Morningstar peer group for the one-, three-, five-, and ten-year periods ended March 31, 2025, respectively. The Board noted the impact of investment style in the recent market environment and the stronger long-term performance.
2. Costs of Services and Profits Realized by Curi.
(a) Costs of Services to Funds: Fees and Expenses. The Board considered each Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by Curi to private funds and other accounts with similar investment mandates. The Trustees viewed favorably that fees would remain the same and the current willingness of Curi to limit the total expense ratios of certain Funds, including maintaining the agreement to contractually waive fees and reimburse expenses currently in effect. The Trustees also recognized continuing efforts to control costs.
The Board noted that the contractual management fees for the RMB Fund, the Mendon Fund were below the median within their respective Morningstar peer group, whereas the total expenses were above the median within their respective Morningstar peer group. The Board also noted that the contractual management fee for the RMB International Fund was equal to the median of its Morningstar peer group, whereas the total expense was above the median of its Morningstar peer group.
The Board noted that the contractual management fee for the RMB Small Cap Fund was above the median of its Morningstar peer group, whereas the total expense was below the median of its Morningstar peer group. The Board also noted that both the contractual management fee and total expense for the RMB SMID Cap Fund were below the median of its Morningstar peer group.
The Board considered favorably the impact of fee caps on the RMB Small Cap Fund and RMB SMID Cap Fund.
The Board concluded that, for each Fund, the contractual management fee would be acceptable based upon the qualifications, experience, reputation and performance of Curi, and the moderate overall expense ratio of the Funds given the relatively small size of the Funds and the Fund complex.
(b) Profitability and Costs of Services to Curi. The Board considered the materials concerning Curi’s profitability and costs attributable to the Funds. The Board also considered whether the amount of Curi’s profit would be a fair entrepreneurial profit for the management of the Funds. The Board considered the impact of the relatively small aggregate Fund assets on Curi’s fees and the amount of expenses that Curi might absorb due to contractual expense waivers. The Board also reviewed financial statements of

41

RMB INVESTORS TRUST
BOARD OF TRUSTEES EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS(Continued)
Curi and noted Curi’s stable and secure financial position. The Board concluded that Curi’s profitability for each Fund would not be excessive, particularly in light of the quality of the services provided to the Funds.
3. Extent of Economies of Scale as the Funds Grow. The Board considered whether there have been economies of scale with respect to the management of the Funds and whether the Funds have appropriately benefited from any economies of scale. The Board noted the Funds do not have breakpoints on their advisory fees that would otherwise allow investors to benefit directly in the form of lower fees as the Funds’ assets grow. Given the relatively low level of assets under management in each of the Funds, the Board determined to continue to review whether and how additional economies of scale might be achieved for the benefit of Fund investors as and if asset levels materially increase.
4. Other Relevant Considerations.
(a) Personnel and Methods. The Board considered the size, education and experience of the staff of Curi and Mendon. The Board also considered the generally favorable history, reputation, qualifications and background of Curi and Mendon, as well as the qualifications of their personnel, and concluded that each of Curi and Mendon had sufficient personnel, with appropriate education and experience, to serve the Funds effectively.
(b) Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Curi, Mendon and their affiliates from their association with the Funds, including any soft dollar services received. The Board concluded that potential “fall-out” benefits that Curi, Mendon and their affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Funds.
(c) Other matters. The Board also considered materials provided by, and discussion with, Curi and Mendon, on various external events, including global events, inflation, interest rates, tariffs, uncertainty in the financial markets, overall market volatility and measures taken to mitigate the effects of these events, including their current and potential impact on Curi’s, Mendon’s, and the Funds’ operations and performance.
Conclusions
In considering the Agreements, the Board did not identify any factor as all-important or all-controlling and instead considered the above-listed factors and others collectively in light of the totality of the Funds’ circumstances. Based on this review, it was the judgment of the Board that shareholders of the Funds would receive satisfactory performance at reasonable fees. As a part of its decision-making process, the Board considered, generally, that shareholders invested in the Funds knowing that Curi or Mendon, as applicable, managed the Fund and knowing their investment management fee schedules and investment philosophies. As such, the Board considered, in particular, whether Curi and Mendon managed the Funds in accordance with their investment objectives and policies as disclosed to shareholders.
After full consideration of the above factors, as well as other factors that the Board considered instructive in evaluating the Agreements, the Board and the Independent Trustees unanimously concluded that the continuance of the Agreements was in the best interest of each Fund and its shareholders and, on June 12, 2025 approved continuance of the Agreements for the Funds through July 1, 2026.

42

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
internet: www.foreside.com
Shareholder Returns
Shareholders can obtain the most recent Fund returns by calling 1-(800) 462-2392 or on the Trust’s website at http://www.rmbfunds.com.

Adviser
Curi RMB Capital, LLC
(Curi Capital, LLC, effective July 1, 2025)
One North Wacker Drive, Suite 3500
Chicago, IL 60606
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Perkins Coie LLP
700 13th Street NW, Suite 800
Washington, DC 20005
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

OFFICERS OF THE TRUST	BOARD OF TRUSTEES
Christopher M. Graff
President
Maher A. Harb
Chief Financial Officer and Treasurer
Joseph McDermott
Chief Compliance Officer
Frank A. Passantino
First Vice President, Assistant Secretary and
Anti-Money Laundering Compliance Officer Jennifer Boyce
Secretary
Independent Chair Margaret M. Eisen Trustees Peter Borish Michael A. Vardas

Investment Company Act file number: 811-00994
This report was prepared for current shareholders of the Funds, which are all a part of RMB Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.
Because this report gives data about the past, the Funds’ holdings may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

(1)	See the financial statements included in the response to Item 7(a) for information on the remuneration paid by RMB Investors Trust to all trustees for regular compensation.
(2)	None.
(3)	A portion of the Trust Chief Compliance Officer’s compensation is paid by the Trust, and during the period covered by this report the amount paid by the Trust was $25,000.
(4)	None.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for the period covered by this report.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President (Principal Executive Officer)

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President (Principal Executive Officer)

Date	September 3, 2025

By (Signature and Title)*	/s/ Maher A. Harb
Maher A. Harb, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	September 4, 2025